SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2017
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
15.	SHAREHOLDERS’ EQUITY

Share Repurchases

In July 2016, the Company’s board of directors approved a $75.0 million share repurchase program, which expired in December 2017. In November 2017, the Company’s board of directors approved a $50.0 million share repurchase program expiring in December 2018. Under this program, the Company may make share repurchases from time to time in the open market or in privately negotiated transactions.

During the year ended December 31, 2017, the Company repurchased 4,274,569 shares at an average price of $13.35 per share, or $57.1 million, before commissions and fees. As of December 31, 2017, there were 27,983,352 shares outstanding.

During the year ended December 31, 2016, the Company repurchased 3,414,960 shares at an average price of $11.73 per share, or $40.1 million, before commissions and fees.

During the year ended December 31, 2015, the Company repurchased a total of 5,797,673 shares at an average price of $13.89 per share, or $80.5 million, before commissions and fees.

Dividends

In November 2015, the Company announced that its board of directors approved the elimination of dividend payments on its shares. No dividends were declared or paid during the years ended December 31, 2017 or 2016. During the year ended December 31, 2015, the Company declared and paid dividends of $1.00 per share or $42.4 million.

Share Issuances

During the year ended December 31, 2017, the Company issued 1,481 shares in connection with SARs that were exercised.

During the year ended December 31, 2016 or 2015, the Company issued no shares.